Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000047593
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	7.38%	6.43%	9.06%
C000047595
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	11.55%	6.78%	8.98%
C000047596
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000070983
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	(1.09%)	9.24%	8.86%
C000070984
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	2.63%	9.59%	8.80%
C000139783
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000131729
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	(0.14%)	(0.73%)	1.57%
C000131731
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000211124
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000023745
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	(8.57%)	7.24%	7.62%
C000023746
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(5.15%)	7.60%	7.55%
C000023747
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000211123
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Without Sales Load [Member] | C000047593
Average Annual Return [Line Items]
Average Annual Return, Percent	13.36%	7.59%	9.65%
Without Sales Load [Member] | C000047595
Average Annual Return [Line Items]
Average Annual Return, Percent	12.55%	6.78%	8.98%
Without Sales Load [Member] | C000047596
Average Annual Return [Line Items]
Average Annual Return, Percent	13.60%	7.85%	9.95%
Without Sales Load [Member] | C000070983
Average Annual Return [Line Items]
Average Annual Return, Percent	4.38%	10.42%	9.45%
Without Sales Load [Member] | C000070984
Average Annual Return [Line Items]
Average Annual Return, Percent	3.58%	9.59%	8.80%
Without Sales Load [Member] | C000139783
Average Annual Return [Line Items]
Average Annual Return, Percent	4.62%	10.70%	9.77%
Without Sales Load [Member] | C000131729
Average Annual Return [Line Items]
Average Annual Return, Percent	3.19%	(0.07%)	1.90%
Without Sales Load [Member] | C000131731
Average Annual Return [Line Items]
Average Annual Return, Percent	3.45%	0.19%	2.20%
Without Sales Load [Member] | C000211124
Average Annual Return [Line Items]
Average Annual Return, Percent	3.50%	0.24%	2.24%
Without Sales Load [Member] | C000023745
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.49%)	8.41%	8.20%
Without Sales Load [Member] | C000023746
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.20%)	7.60%	7.55%
Without Sales Load [Member] | C000023747
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.25%)	8.67%	8.53%
Without Sales Load [Member] | C000211123
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.19%)	8.76%	8.59%
EATON VANCE Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	17.27%	13.54%	11.90%
EATON VANCE Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	17.27%	13.54%	11.90%
EATON VANCE Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	17.27%	13.54%	11.90%
EATON VANCE Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	17.27%	13.54%	11.90%
EATON VANCE Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	17.27%	13.54%	11.90%
EATON VANCE Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	17.27%	13.54%	11.90%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	3.40%	0.08%	2.26%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	3.40%	0.08%	2.26%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	3.40%	0.08%	2.26%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%	15.73%	14.70%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%	15.73%	14.70%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%	15.73%	14.70%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%	15.73%	14.70%
EATON VANCE Index: Calvert Global Energy Research Spliced Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert Global Energy Research Spliced Benchmark
Average Annual Return, Percent	14.16%	8.88%	11.30%
EATON VANCE Index: Calvert Global Energy Research Spliced Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert Global Energy Research Spliced Benchmark
Average Annual Return, Percent	14.16%	8.88%	11.30%
EATON VANCE Index: Calvert Global Energy Research Spliced Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert Global Energy Research Spliced Benchmark
Average Annual Return, Percent	14.16%	8.88%	11.30%
EATON VANCE Index: Calvert Global Water Research Spliced Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert Global Water Research Spliced Benchmark
Average Annual Return, Percent	5.19%	11.60%	11.30%
EATON VANCE Index: Calvert Global Water Research Spliced Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert Global Water Research Spliced Benchmark
Average Annual Return, Percent	5.19%	11.60%	11.30%
EATON VANCE Index: Calvert Global Water Research Spliced Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert Global Water Research Spliced Benchmark
Average Annual Return, Percent	5.19%	11.60%	11.30%
EATON VANCE Index: ICE BofA FI ESG Indices - ICE USD Green Bond Index TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA USD Green Bond Index
Average Annual Return, Percent	4.12%	0.49%	2.25%
EATON VANCE Index: ICE BofA FI ESG Indices - ICE USD Green Bond Index TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA USD Green Bond Index
Average Annual Return, Percent	4.12%	0.49%	2.25%
EATON VANCE Index: ICE BofA FI ESG Indices - ICE USD Green Bond Index TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA USD Green Bond Index
Average Annual Return, Percent	4.12%	0.49%	2.25%
EATON VANCE Index: Russell 2000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.76%	11.55%	9.76%
EATON VANCE Index: Russell 2000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.76%	11.55%	9.76%
EATON VANCE Index: Russell 2000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.76%	11.55%	9.76%
EATON VANCE Index: Russell 2000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.76%	11.55%	9.76%